Long term investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Long term investments
Cash consideration				¥ 5,000
Impairment loss		$ 153	¥ 1,000	¥ 0	¥ 0
Investee A
Long term investments
Equity interests acquired (as a percent)	13.34%
Cash consideration	¥ 1,000
Investee B
Long term investments
Equity interests acquired (as a percent)	20.00%
Cash consideration	¥ 4,000